Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Carrying Amount And Estimated Fair Values Of Financial Instruments

At December 31, (in millions)	Carrying Amount 2015	Estimated Fair Value 2015	Carrying Amount 2014	Estimated Fair Value 2014
Current portion of long-term debt - affiliated	$—	$—	$115.9	$120.0
Long-term debt	2,746.2	2,592.1	—	—
Long-term debt - affiliated	—	—	1,472.8	1,550.4